Consolidated Statements of Changes in Equity - CAD ($) $ in Thousands	Total	Deficit	Equity Settled Share Based Compensation Reserve	Investment Revaluation Reserve	Foreign Currency Translation Reserve	Share purchase options and warrants	Numbar of share capital
Balance, shares at Dec. 31, 2023							538,478,010
Balance, amount at Dec. 31, 2023	$ 123,284	$ (696,958)	$ 80,993	$ (17)	$ 35,233	$ 1,083	$ 702,950
Statement [Line Items]
Shares returned to treasury and cancelled, shares							(753,729)
Shares returned to treasury and cancelled, amount	0	237	0	0	0	0	$ (237)
Shares issued on exercise of options per option plan, shares							30,000
Shares issued on exercise of options per option plan, amount	12	0	(9)	0	0	0	$ 21
Shares issued on exercise of options not issued per option plan, shares							37,600
Shares issued on exercise of options not issued per option plan, amount	11	0	0	0	0	(10)	$ 21
Share-based compensation	27	0	27	0	0	0	0
Net Loss	(36,149)	(36,149)	0	0	0	0	0
Other comprehensive loss net of tax	10,012	0	0	0	10,012	0	$ 0
Total comprehensive loss	(26,137)
Balance, shares at Dec. 31, 2024							537,791,881
Balance, amount at Dec. 31, 2024	97,197	(732,870)	81,011	(17)	45,245	1,073	$ 702,755
Statement [Line Items]
Shares issued on exercise of options per option plan, shares							6,079,700
Shares issued on exercise of options per option plan, amount	8,409	0	(6,671)	0	0	0	$ 15,080
Share-based compensation	50		50				0
Net Loss	(104,366)	(104,366)	0	0	0	0	0
Other comprehensive loss net of tax	(5,500)	0	0	0	(5,500)		0
Total comprehensive loss	(109,866)	0	0	0	0	0	$ 0
Shares issued on exercise of warrants shares							8,555,000
Shares issued on exercise of warrants amount	3,850	0	0	0	0	(812)	$ 4,662
Shares issued pursuant to deferred share unit plan shares							29,521
Shares issued pursuant to deferred share unit plan amount	0	0	(44)	0	0	0	$ 44
Shares issued on conversion of convertible notes shares							6,005,060
Shares issued on conversion of convertible notes amount	18,208	0	0	0	0	0	$ 18,208
Cash settlement of tax on issue of equity-settled deferred share units	(61)	0	(61)	0	0	0	0
Cash settlement of equity-settled deferred share units	(59)	0	(59)	0	0	0	$ 0
Balance, shares at Dec. 31, 2025							558,461,162
Balance, amount at Dec. 31, 2025	$ 17,728	$ (837,236)	$ 74,226	$ (17)	$ 39,745	$ 261	$ 740,749